                              Bridgeway Funds, Inc.

                           Aggressive Investors 1 Fund
                           Aggressive Investors 2 Fund
                            Ultra-Small Company Fund
                         Ultra-Small Company Market Fund
                             Micro-Cap Limited Fund
                              Small-Cap Growth Fund
                              Small-Cap Value Fund
                              Large-Cap Growth Fund
                              Large-Cap Value Fund
                             Blue Chip 35 Index Fund
                                  Balanced Fund

                     Supplement Dated August 23, 2006 to the
       Statement of Additional Information ("SAI") Dated October 28, 2005

The  following  changes  are  made to the SAI  effective  as of the date of this
Supplement:

1.   The  following  disclosure  is added to the  section  entitled  "Investment
     Policies and Restrictions:"

     Cash Liquidity for Redemptions

     The Funds  may  participate  in a program  operated  by  ReFlow  Fund,  LLC
     ("ReFlow").  The program is designed  to provide an  alternative  liquidity source for mutual funds experiencing  redemptions of their shares. In order to pay cash to  shareholders  who  redeem  their  shares on a given  day, a mutual fund typically must hold cash in its portfolio,  liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund.
     ReFlow provides  participating  mutual funds with another source of cash by standing  ready to  purchase  shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally  redeems those shares when the fund  experiences net sales. In return for this service,  a
     Fund will pay a fee to ReFlow at a rate  determined by a daily auction with other participating  mutual funds. The costs to a Fund for participating in
     ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions.  ReFlow will be  prohibited  from  acquiring  more  than  3% of the  outstanding  voting securities  of any Fund.  The Funds  will  waive  any  redemption  fee with respect to redemptions by ReFlow.

     Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the SEC dated May 16, 2006, a Fund may lend money to, and borrow  money for  temporary  purposes  from,  other
     funds  advised  by  the  Fund's  investment   adviser,   Bridgeway  Capital
     Management, Inc. A Fund will borrow through the program only when the costs are equal to or lower  than the cost of bank  loans.  Interfund  borrowings normally extend  overnight,  but can have a maximum duration of seven days.
     Loans may be called on one day's  notice.  A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable,  called or not renewed.

2.   The fourth  paragraph  under the  heading  "Investment  Strategies"  (which appears on page 4 of the SAI) is deleted.

3.   The "Allocation of Investment  Decisions" section on pages 15 and 16 of the
     SAI is amended and restated as follows:

     ALLOCATION OF INVESTMENTS

     In addition to serving as the investment  adviser for the various Bridgeway
     Funds, Bridgeway Capital Management,  Inc. serves as investment adviser for other clients such as individuals, companies, trusts, foundations and other mutual  funds.  In  order  to  ensure  that  each of its  advisory  clients
     (including  the Funds) are treated  fairly with regard to the allocation of investment opportunities,  purchase or sale prices for securities bought or sold and transaction costs, the Adviser follows procedures set forth in its
     Investment and Trade Allocation Policy  ("Allocation  Policy").  If limited liquidity or  availability  of a security  precludes  all  relevant  client accounts from receiving a desired  allocation of shares,  shares are fairly
     allocated  to  client   accounts   according  to  the  Allocation   Policy.
     Nevertheless,  client accounts (including the Funds) will sometimes receive differing  proportions of a stock due to differences such as available cash levels, cash flow needs, tax status, or current portfolio composition.

     All non-fund  investment advisory client accounts managed by the Adviser in an investment  strategy  similar to one of the Bridgeway  Funds receive the same priority as the Fund. For purposes of investment allocations,  clients of a given  investment  strategy are treated with the same  priority as the
     Fund of that strategy.  For example,  other non-fund client accounts in the
     Aggressive  Investors 1 strategy are given the same  investment  allocation priority as Aggressive Investors 1 Fund.

     Most of the  Bridgeway  Funds are  actively  managed,  which means that the
     Adviser employs an active portfolio  management strategy and makes specific investment  decisions in order to achieve the Fund's  objective.  The Ultra
     Small  Company  Market  Fund  and the  Blue  Chip 35  Index  Fund  are more passively  managed with a view toward  correlating  with an index or market segment.  In cases where limited  liquidity or availability of a stock that may be  desirable  for  clients in  multiple  investment  strategies  would preclude all client  accounts from  receiving a full  allocation of shares, the available stock will be allocated  first to the actively  managed Funds and accounts  according to the Allocation  Policy.  Generally,  Bridgeway's
     passively  managed  Funds  or  accounts  are  not  negatively  impacted  in receiving  secondary priority for a specific stock, since a different stock
     with  similar   characteristics  is  generally  available  to  achieve  the investment objective.  Similarly,  a passively-managed  Fund or account may take  secondary  priority  over  actively  managed  Funds or accounts  when selling a stock,  since there is typically  an  alternate  stock to sell to raise cash or otherwise achieve the investment objective.

     When a Fund closes to new  investors,  other  client  accounts  within that strategy are also typically closed to new investors. However, if a strategy is reopened to permit new investors due to a market drop,  redemptions,  or for other  reasons,  the Adviser will seek to determine the most  efficient strategy  to accept new  assets and will  consider  the best  interests  of current Fund  shareholders  when doing so. For example,  this could include making the particular  strategy  available only to retirement  plans (which typically  have longer  holding  periods and are more cost efficient to the
     Fund) or institutions  that the Adviser  believes are more likely to add to investments in a downturn.

     The  Aggressive  Investors  1 Fund and  Aggressive  Investors  2 Fund often purchase or sell the same stocks or types of stocks.  While the  Aggressive
     Investors 2 Fund is permitted to invest in stocks of any size,  the Adviser does not  intend to cause the Fund to invest in stocks  for which  there is relatively low market liquidity,  as determined periodically by the Adviser based primarily on measures of the stock's  trading  volume.  In any event, such  investments  will not exceed 5% of the Aggressive  Investors 2 Fund's net assets.  Therefore,  lower liquidity stocks are generally  allocated to the Aggressive Investors 1 Fund.

     The  Ultra-Small  Company Fund invests  primarily  in  ultra-small  company stocks based on market  capitalization at the time of purchase.  Similarly, the Micro-Cap Limited Fund invests  primarily in micro-cap  companies based on market capitalization at the time of purchase. To a limited degree, each
     of  these  Funds  would  be  permitted  to  purchase   stocks  with  market
     capitalizations   that  are  either  larger  or  smaller  than  the  market
     capitalization  range  normally  targeted by the Fund.  As a result,  these
     Funds could seek to purchase  the same  stocks.  In the event that  limited liquidity or  availability  of a stock that may be desirable for both Funds would preclude each Fund from receiving a desired allocation of shares, the available stock will be allocated first to the Fund that primarily  invests in stocks with that market capitalization.

4.   The information under the sub-heading  "Custodian" on page 41 of the SAI is deleted in its entirety and replaced with the following:

     Custodian.  PFPC  Trust  Company,  8800  Tinicum  Boulevard,  Philadelphia,
     Pennsylvania  19153,  is custodian of all securities and cash of the Funds.
     Under the terms of the Custody Agreement,  PFPC Trust Company maintains the portfolio  securities of the Funds,  administers the purchases and sales of
     portfolio   securities,   collects   interest  and   dividends   and  other
     distributions  made on  securities  held by the  Funds and  performs  other ministerial duties.  These services do not include any supervisory function over  management  or provide any  protection  against any  depreciation  of assets.

5.   The information  under the  sub-heading  "General" on page 10 of the SAI is deleted in its entirety and replaced with the following:

     Shareholders of any Fund could also bear higher risk through the lending of securities.  If the  borrowing  broker  failed to  perform,  the Fund might
     experience   delays  in   recovering   its  assets   (even   though   fully
     collateralized);  the Fund  would  bear the risk of loss  from any  interim change  in  securities  prices.  Collateral  for  securities  lent  will be invested in money market or short term Treasury securities.

     A Fund's  possible need to sell securities to cover  redemptions  could, at times,  force it to dispose of positions on a  disadvantageous  basis.  The
     Adviser manages this risk in the following ways:

     o    in Aggressive Investors 1 Fund, Ultra-Small Company Fund and Micro-Cap
          Limited Fund by its low closing commitment,

     o    in  Ultra-Small  Company  Market  Fund and Blue Chip 35 Index  Fund by
          imposing a redemption fee under certain circumstances,

     o    in all Funds by strongly discouraging  investment by market timers and other investors who would sell in a market downturn,

     o    in all  Funds,  except  Aggressive  Investors  1 Fund  and  Aggressive
          Investors 2 Fund, by limiting exposure to any one security, and

     o    in all Funds by maintaining some very liquid stocks.

6.   The  information  on  page  17 of the  SAI  related  to  John  Montgomery's ownership of securities  in the Bridgeway  Funds is deleted in its entirety and replaced with the following:

                                                                 Aggregate Dollar Range of
                          Dollar Range of Equity             Equity Securities in All Registered
                         Securities in Bridgeway        Investment Companies Overseen by Director in
Name of Director          Funds as of 12/31/2004      Family of Investment Companies as of 12/31/2004
-----------------------------------------------------------------------------------------------------------

John N.R. Montgomery                                                   Over $100,000
   Aggressive  Investors 1    Over $100,000
   Aggressive  Investors 2    Over $100,000
   Ultra-Small Company        Over $100,000
   Micro-Cap Limited          Over $100,000
   Balanced Fund              Over $100,000
   Large Cap Value            Over $100,000

7.   The information under the heading  "Investments in Each Fund" in Appendix B of the SAI is deleted in its entirety and replaced with the following:

                            INVESTMENTS IN EACH FUND
                              (As of June 30, 2005)

     The table  below  provides  the dollar  range of  investments  in each Fund directly or indirectly owned by John Montgomery,  the portfolio manager for all of the Bridgeway Funds except for Balanced Fund.

                                 Investments Held          Bridgeway Capital
                                 Individually or Jointly   Management's Ownership
Fund                             with Spouse(1)            of Fund Shares(2)          Total

Aggressive Investors 1 Fund      $100,001 - $500,000       $500,001 - $1,000,000      $500,001 - $1,000,000
Aggressive Investors 2 Fund      $100,001 - $500,000       $500,001 - $1,000,000      $500,001 - $1,000,000
Ultra-Small Company Fund         $100,001 - $500,000       $500,001 - $1,000,000      $500,001 - $1,000,000
Ultra-Small Company Market Fund  $10,001 - $50,000         None                       $10,001 - $50,000
Micro-Cap Limited Fund           $100,001 - $500,000       $500,001 - $1,000,000      $500,001 - $1,000,000
Small-Cap Growth Fund            $10,001 - $50,000         None                       $10,001 - $50,000
Small-Cap Value Fund             $10,001 - $50,000         None                       $10,001 - $50,000
Large-Cap Growth Fund            $10,001 - $50,000         None                       $10,001 - $50,000
Large-Cap Value Fund             $10,001 - $50,000         $10,001 - $50,000          $10,001 - $50,000
Blue Chip 35 Index Fund          $10,001 - $50,000         None                       $10,001 - $50,000

-----------------------------------------

(1) This column  reflects  investments  in a Fund's shares owned directly by the portfolio manager or beneficially  owned by the portfolio manager (as determined in accordance with Rule 16a-1(a)(2)  under the Securities  Exchange Act of 1934, as  amended).  The  portfolio  manager is presumed to be a  beneficial  owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Montgomery  controls the Adviser due to the level of his stock ownership in the  Adviser and also has or shares  investment  control  over the  Adviser's investments.  As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments made by the Adviser in shares of the Funds.  This column  reflects the Adviser's  total  investments in shares  of the  Funds  managed  by  Mr.  Montgomery.  Note,  however,  that  Mr.
Montgomery only owns 66% of the outstanding shares of the Adviser.

The table below  provides the dollar range of  investments in each Fund owned by
Richard P.  Cancelmo,  Jr., the portfolio  manager for Balanced  Fund, and Elena
Khoziaeva  and  Michael  Whipple,  each of whom is a  member  of the  investment management  team that has joint and primary  responsibility  for the  day-to-day management of all of the Bridgeway Funds except for Balanced Fund.

                                         Dollar Range of Investments in Each
Fund and Name of Portfolio Manager       Fund(1) (2)
AGGRESSIVE INVESTORS 1 FUND
Elena Khoziaeva                          $50,001 - $100,000
Michael Whipple                          $10,001 - $50,000
AGGRESSIVE INVESTORS 2 FUND
Elena Khoziaeva                          $10,001 - $50,000
Michael Whipple                          $1 - $10,000
ULTRA-SMALL COMPANY FUND
Elena Khoziaeva                          $10,001 - $50,000
Michael Whipple                          $10,001 - $50,000
ULTRA-SMALL COMPANY MARKET FUND
Elena Khoziaeva                          $10,001 - $50,000
Michael Whipple                          None
MICRO-CAP LIMITED FUND
Elena Khoziaeva                          None
Michael Whipple                          $1 - $10,000
SMALL-CAP GROWTH FUND
Elena Khoziaeva                          None
Michael Whipple                          None
SMALL-CAP VALUE FUND
Elena Khoziaeva                          None
Michael Whipple                          None
LARGE-CAP GROWTH FUND
Elena Khoziaeva                          None
Michael Whipple                          None
LARGE-CAP VALUE FUND
Elena Khoziaeva                          None
Michael Whipple                          None
BLUE CHIP 35 INDEX FUND
Elena Khoziaeva                          None
Michael Whipple                          None
BALANCED FUND
Richard P. Cancelmo, Jr.                 $100,001 - $500,000

--------------------------------------------------------

(1) This column  reflects  investments  in a Fund's shares owned directly by the portfolio  manager or  investment  team  member,  or  beneficially  owned by the portfolio  manager or investment  team member (as determined in accordance  with
Rule  16a-1(a)(2)  under the  Securities  Exchange Act of 1934,  as amended).  A portfolio manager or investment team member is presumed to be a beneficial owner of securities  that are held by his or her immediate  family members sharing the same household.

(2) Mr.  Cancelmo,  Jr., Ms.  Khoziaeva  and Mr.  Whipple also own shares in the
Adviser due to their  participation  in the Adviser's  Employee Stock  Ownership
Program  ("ESOP").  As a result,  each of them  indirectly owns a portion of the investments made by the Adviser in shares of the Funds. As of June 30, 2005, the
Adviser  owned  shares of the  following  Funds:  Aggressive  Investors  1 Fund,
Aggressive  Investors 2 Fund,  Ultra-Small Company Fund, Micro-Cap Limited Fund,
Large-Cap Value Fund and Balanced Fund. These indirect amounts are not reflected in the table above.

         This information supplements the SAI of Bridgeway Funds, Inc.
                            dated October 28, 2005.
              Please retain this supplement for future reference.